Provision for Income Taxes - Principal Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Operating loss and tax credit carryforwards	$ 1,031	$ 963
Accrued interest	432	545
Other accrued liabilities	107	147
Pensions	86	87
Stock Based Compensation	58	73
Restructuring	40	61
Receivables	36	11
Inventories (including purchase accounting basis difference)	27	(109)
Other assets	10	9
Long-term debt		179
Total Gross Deferred Tax Assets	1,827	1,966
Valuation Allowance	(127)	(632)
Total Net Deferred Tax Assets	1,700	1,334
Intangible assets (including purchase accounting basis difference)	(2,431)	(2,952)
Undistributed earnings of foreign subsidiaries	(367)	(359)
Property, plant and equipment (including purchase accounting basis difference)	(134)	(226)
Total Deferred Tax Liabilities	(2,932)	(3,537)
Net deferred tax assets (liabilities)	$ (1,232)	$ (2,203)